RECAPITALIZATION (Narrative) (Details) - 12 months ended Mar. 31, 2016	USD ($) shares	CAD CAD / shares shares
Recapitalization 1	100.00%	100.00%
Recapitalization 2 | shares	35,300,083	35,300,083
Recapitalization 3	$ 150,000
Recapitalization 4	8.00%	8.00%
Recapitalization 5	$ 162,890
Recapitalization 6 | shares	15,240,000	15,240,000
Recapitalization 7 | CAD / shares		CAD 0.50
Recapitalization 8	$ 7,016,002
Recapitalization 9 | CAD		CAD 7,620,000
Recapitalization 10 | CAD		1.00
Recapitalization 11	$ 379,806
Recapitalization 12 | CAD		CAD 412,200
Recapitalization 13	824,400	824,400
Recapitalization 14 | CAD / shares		CAD 1.00